Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income	$ 18,219	$ 3,783	$ 6,614
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	212	160	88
Amortization of debt issuance costs	443	114	89
Loss on asset disposal		1	18
Amortization of premium on fixed maturity securities	481	966	973
Deferred income tax expense (benefit)		1,134	(337)
Changes in operating assets and liabilities:
Accrued investment income	54	(137)	(61)
Premium receivable	(3,546)	(3,845)	(2,757)
Deferred policy acquisition costs	1,109	(4,507)	(3,850)
Reinsurance recoverables	70	(13,089)	(1,304)
Prepaid reinsurance premium	(15,109)	(1,527)	(613)
Prepaid expenses and other assets	(4,603)	(1)	(371)
Accounts payable and other accrued liabilities	2,748	2,238	1,772
Reserve for losses and loss adjustment expenses	(1,723)	13,006	3,010
Unearned premiums	17,154	19,266	12,942
Ceded premiums payable	5,538	3,487	(375)
Funds held under reinsurance treaty	(797)	(204)	486
Income taxes payable	(11)	11
Net cash provided by operating activities	22,808	20,248	15,825
Investing activities
Purchases of property and equipment	(332)	(68)	(898)
Proceeds from sale of property and equipment			4
Purchases of fixed maturity securities	(102,745)	(43,485)	(27,380)
Purchases of equity securities	(33,712)	(10,723)	(12,718)
Sales and maturities of fixed maturity securities	81,215	28,628	18,984
Sales of equity securities	29,959	6,770	10,477
Securities receivable or payable, net	250	(250)
Net cash used in investing activities	(25,365)	(19,128)	(11,531)
Financing activities
Repayment of surplus notes	(17,500)
Proceeds from issuance of Floating Rate Notes, net of issuance costs	19,049
Net cash provided by financing activities	1,549
Net increase (decrease) in cash, cash equivalents, and restricted cash	(1,008)	1,120	4,294
Cash, cash equivalents and restricted cash at beginning of period	10,932	9,812	5,518
Cash, cash equivalents and restricted cash at end of period	9,924	10,932	9,812
Supplementary cash flow information:
Cash paid for income taxes	11	9	3
Cash paid for interest	$ 1,727	$ 1,632	$ 1,545